Income Taxes (Details) - Schedule of the company's net deferred tax asset - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Net operating loss carryforwards	$ 3,744,512	$ 2,950,020
Contribution carryforwards	20,837	16,222
Stock-based compensation	25,216	17,989
Accrual to cash adjustment	482,109	255,440
Intangible assets	0	97,979
Lease Liabilities	119,971	0
Right of use assets	(71,024)	0
Capitalized R&D costs (Sec. 174)	451,195	0
Other	696	820
Total deferred tax assets	4,773,512	3,338,470
Valuation allowance	(4,773,512)	(3,338,470)
Deferred tax asset, net of allowance	0	0
7GC Co Holdings INC [Member]
Start-up/Organization costs	2,068,988	530,288
Net operating loss carryforwards	49,118	49,118
Total deferred tax assets	2,118,106	579,406
Valuation allowance	(2,118,106)	(579,406)
Deferred tax asset, net of allowance	$ 0	$ 0